Other receivable	12 Months Ended
Sep. 30, 2024
Other receivable
Other receivable

Note 6 – Other receivable

On September 12, 2024, the Company, through its wholly owned subsidiary CN Energy Development, entered into a Share Transfer Agreement (the “Agreement No. 1”) with Zhejiang Sentuo Industrial Holding Group., Ltd. (“Sentuo”). Pursuant to the Agreement No. 1, CN Energy Development agreed to transfer all of its equity interest in Hangzhou Forasen, which constituted 100% of the issued and outstanding equity of Hangzhou Forasen, to Sentuo in consideration of RMB29,478 ($4,201), which was received in September 2014.

On September 25, 2024, the Company, through its wholly owned subsidiaries in China, Zhejiang CN Energy and Manzhouli CN Energy, entered into a Share Transfer Agreement (the “Agreement No. 2”) with Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”). Pursuant to the Agreement No. 2, Zhejiang CN Energy agreed to transfer 90% of its equity in CN Energy Development and its subsidiaries (Khingan Forasen and Zhongxing Energy), and Manzhouli CN Energy agreed to transfer its 10% of equity in CN Energy Development to Shanghai Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”) for a total purchase price of RMB138,204,751 ($19,694,019), which shall be paid by Xinbaocheng in installments according to the schedules set forth in the Agreement. Consideration of RMB6,910,238 ($984,701) was received in September 2024 and RMB131,294,513 ($18,709,318) was outstanding as of September 30, 2024.